Debt (Details) - USD ($)		1 Months Ended	9 Months Ended			12 Months Ended
	Apr. 15, 2020	Feb. 28, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 23, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Apr. 13, 2018	Nov. 20, 2016	Sep. 23, 2016	Jun. 30, 2016	Mar. 29, 2016	Dec. 19, 2014
Debt (Details) [Line Items]
Bear interest rate			10.00%
Debt term	2 years
Balance outstanding on notes			$ 70,000												$ 50,000	$ 30,000
Balance outstanding						$ 30,000	$ 80,000
Original issued and outstanding						50,000
Principal and accrued interest, description			128,414			131,414
Common stock carrying value						$ 250,000
Bearing interest												7.00%
Warrants issued (in Shares)						2,909,777,750
Proceeds from related party debt			100,000	$ 200,000		$ 250,000
Accrued interest			21,388			7,513
Short-term promissory note agreement			125,000
Short term promissory note discount			25,000
Principal amount			7,008
Interest			60,976
Convertible notes payable accrued interest			1,319
Convertible notes			2,000,000
Outstanding principal amount			$ 2,000,000	$ 189,200		8,987,027	961,953
Convertible notes percentage			7.50%
Promissory Notes Payable [Member]
Debt (Details) [Line Items]
Balance outstanding on notes									$ 16,067	$ 24,116			$ 34,044
Balance outstanding			$ 30,000								$ 11,083
Promissory notes payable			$ 175,000
Warrants issued (in Shares)			8,500,000
Promissory Note Two [Member]
Debt (Details) [Line Items]
Balance outstanding								$ 51,062
Accrued interest						50,000
Principal amount						27,972
Interest converted					$ 95,088	95,088
Original issued and outstanding			$ 50,000
Three Promissory Notes [Member]
Debt (Details) [Line Items]
Promissory notes payable						$ 175,000
Bearing interest			7.00%			7.00%
Warrants issued (in Shares)			1,010,402
Proceeds from related party debt			$ 100,000
Outstanding principal amount			250,000			$ 250,000
Two Unsecured Promissory Notes [Member]
Debt (Details) [Line Items]
Unsecured promissory notes										$ 80,000
2014 and 2016 Note [Member] | Promissory Notes Payable [Member]
Debt (Details) [Line Items]
Principal amount			$ 70,000															$ 30,000	$ 40,000
Debt term			6 years
Promissory Notes Payable [Member]
Debt (Details) [Line Items]
Principal amount						$ 80,000								$ 115,000			$ 77,008
Debt term						3 years
Note bears interest of debt			10.00%
Interest rate of debt			9.00%
Accrued interest						$ 25,798
Three Promissory Notes [Member]
Debt (Details) [Line Items]
Principal amount						$ 250,000
Note bears interest of debt			9.00%			9.00%
Senior Convertible Notes [Member]
Debt (Details) [Line Items]
Principal amount						$ 50,000	218,900	$ 55,788					$ 310,000
Convertible note issued		$ 25,000
Accrued interest						$ 8,313
Convertible Notes [Member]
Debt (Details) [Line Items]
Debt term			1 year
Accrued interest			$ 61,646
TriggeringTransactionIfWithinOneTwentydaysMember
Debt (Details) [Line Items]
Conversion percentage			75
Triggering Transaction If Within One Twenty One To One Fifty Days [Member]
Debt (Details) [Line Items]
Conversion percentage			70
TriggeringTransactionIfMoreThan150daysMember
Debt (Details) [Line Items]
Conversion percentage			$ 65
Senior Convertible Notes [Member]
Debt (Details) [Line Items]
Debt term						5 years
Warrants issued (in Shares)			20,171,633
Outstanding principal amount			$ 25,000				$ 25,000
Senior Convertible Notes [Member] | Senior Convertible Notes [Member]
Debt (Details) [Line Items]
Convertible note issued									$ 25,000
2015 Stock Purchase Agreement [Member]
Debt (Details) [Line Items]
Conversion percentage			$ 65